ADVANCES TO SUPPLIERS, NET (Tables)	6 Months Ended
Jun. 30, 2025
Investments in and Advances to Affiliates [Abstract]
Schedule of Advances to Suppliers

Advances to suppliers consisted of the following:

	June 30,	December 31,
	2025	2024
Advances to suppliers	6,004,037	1,639,728
Provision for impairment	(1,762,946)	(1,539,867)
Advances to suppliers, net	$4,241,091	$99,861